Intangible Assets (Details) - Schedule of estimated future amortization expense - Spectrum Global Solutions, Inc. [Member] - Intangible Assets [Member]	Dec. 31, 2020 USD ($)
Intangible Assets (Details) - Schedule of estimated future amortization expense [Line Items]
2021	$ 50,976
2022	34,494
2023	19,428
2024	19,428
2025	19,428
Thereafter	478,814
Total	$ 622,568